Property, plant and equipment - Property, plant and equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	€ 2,155	€ 2,322
Changes in property, plant and equipment [Abstract]
Capital expenditures	551	575
Assets available for use	0
Acquisitions	74
Depreciation	(434)	(528)
Impairment property, plant and equipment	(44)	(78)
Reclassifications	4
Transfer (to) from assets classified as held for sale	(596)	(100)
Translations differences and other	(120)	(36)
Total changes	(564)	(167)
Property, plant and equipment, end of period	1,591	2,155
Cost
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	7,064	7,217
Changes in property, plant and equipment [Abstract]
Property, plant and equipment, end of period	4,408	7,064
Accumulated depreciation and amortisation [Member]
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	(4,909)	(4,895)
Changes in property, plant and equipment [Abstract]
Property, plant and equipment, end of period	(2,818)	(4,909)
Land and buildings [Member]
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	854	913
Changes in property, plant and equipment [Abstract]
Capital expenditures	17	14
Assets available for use	63	112
Acquisitions	0
Depreciation	(60)	(80)
Impairment property, plant and equipment	(1)	(25)
Reclassifications	39
Transfer (to) from assets classified as held for sale	(284)	(92)
Translations differences and other	(44)	12
Total changes	(270)	(59)
Property, plant and equipment, end of period	584	854
Land and buildings [Member] | Cost
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	1,766	1,864
Changes in property, plant and equipment [Abstract]
Property, plant and equipment, end of period	1,111	1,766
Land and buildings [Member] | Accumulated depreciation and amortisation [Member]
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	(912)	(951)
Changes in property, plant and equipment [Abstract]
Property, plant and equipment, end of period	(527)	(912)
Machinery and installations [Member]
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	676	735
Changes in property, plant and equipment [Abstract]
Capital expenditures	128	142
Assets available for use	117	108
Acquisitions	71
Depreciation	(205)	(257)
Impairment property, plant and equipment	(32)	(40)
Reclassifications	(47)
Transfer (to) from assets classified as held for sale	(186)	(4)
Translations differences and other	(32)	(8)
Total changes	(185)	(59)
Property, plant and equipment, end of period	491	676
Machinery and installations [Member] | Cost
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	3,222	3,260
Changes in property, plant and equipment [Abstract]
Property, plant and equipment, end of period	1,708	3,222
Machinery and installations [Member] | Accumulated depreciation and amortisation [Member]
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	(2,546)	(2,525)
Changes in property, plant and equipment [Abstract]
Property, plant and equipment, end of period	(1,217)	(2,546)
Other equipment [Member]
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	446	454
Changes in property, plant and equipment [Abstract]
Capital expenditures	86	101
Assets available for use	129	137
Acquisitions	3
Depreciation	(169)	(191)
Impairment property, plant and equipment	(11)	(13)
Reclassifications	9
Transfer (to) from assets classified as held for sale	(82)	(2)
Translations differences and other	(35)	(40)
Total changes	(70)	(8)
Property, plant and equipment, end of period	376	446
Other equipment [Member] | Cost
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	1,897	1,873
Changes in property, plant and equipment [Abstract]
Property, plant and equipment, end of period	1,449	1,897
Other equipment [Member] | Accumulated depreciation and amortisation [Member]
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	(1,451)	(1,419)
Changes in property, plant and equipment [Abstract]
Property, plant and equipment, end of period	(1,074)	(1,451)
Prepayments and construction in progress [Member]
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	179	220
Changes in property, plant and equipment [Abstract]
Capital expenditures	320	318
Assets available for use	(309)	(357)
Impairment property, plant and equipment	0	0
Reclassifications	3
Transfer (to) from assets classified as held for sale	(44)	(2)
Translations differences and other	(9)	0
Total changes	(39)	(41)
Property, plant and equipment, end of period	140	179
Prepayments and construction in progress [Member] | Cost
Property, plant and equipment [Line items]
Property, plant and equipment, beginning of period	179	220
Changes in property, plant and equipment [Abstract]
Property, plant and equipment, end of period	€ 140	€ 179